Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
Capital Lease Obligations

Note 12: Capital Lease Obligations

The following table sets forth total minimum lease payments under capital leases for satellites and vehicles along with the present value of the net minimum lease payments as of December 31, 2011:

(Dollars in Millions)
2012	$95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	$545

Assets held under capitalized leases are included in “Satellites, net” and “Property and Equipment, net” in our Consolidated Balance Sheets. We had the following assets held under capital leases as of December 31:

	2011	2010
	(Dollars in Millions)
Satellites under capital leases	$527	$554
Less: Accumulated amortization	(140)	(106)
Satellites, net under capital leases	$387	$448
Property and equipment under capital leases	$104	$93
Less: Accumulated amortization	(38)	(22)
Property and equipment, net under capital leases	$66	$71

Excluded from the table above are future payments for ISDLA-1 and ISDLA-2, satellites currently under construction for DIRECTV Latin America, which we expect to account for as capital leases at the time they are placed into service. See Note 20 for further discussion.

We paid interest for capital leases of $51 million in 2011, $55 million in 2010 and $56 million in 2009.